Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Payables And Accruals [Abstract]
Summary of Accrued Expenses and Other Current Liabilities

Accrued expenses and other liabilities include the following as of December 31, 2016 and 2015:

	2016	2015
	(in thousands)
Accrued automobile and general liability insurance	$21,219	$21,769
Accrued sales and occupancy taxes	9,829	9,431
Accrued liability for guest loyalty program points	5,923	5,732
Accrued interest	16,154	16,487
Other accrued expenses	11,456	9,701
Total accrued expenses and other liabilities	$64,581	$63,120